Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended					12 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Internal Revenue Service (IRS)	Dec. 31, 2011 Internal Revenue Service (IRS) Minimum	Dec. 31, 2011 Internal Revenue Service (IRS) No Expiration	Dec. 31, 2011 State and Local Jurisdiction	Dec. 31, 2011 State and Local Jurisdiction Minimum	Dec. 31, 2011 Derivative	Dec. 31, 2010 Derivative	Dec. 31, 2011 Asset Retirement Obligation Costs	Dec. 31, 2010 Asset Retirement Obligation Costs
Income Tax Disclosure [Line Items]
Current deferred tax asset (liability)			$ (23,704)	$ 9,531						$ (28,699)	$ 9,414	$ 1,015	$ 241
Deferred tax asset - account receivable			56	21
Operating loss carryforwards					408,000		6,000	330,000
Operating loss carryforwards, beginning expiration date						2018			2012
Operating loss carryforwards valuation allowance								305,000
Increase valuation allowance	$ 0	$ 1,449						$ 6,994